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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number:
                                                -------
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMGI, Inc.
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05757


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Thomas Oberdorf
Chief Financial Officer and Treasurer
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Thomas Oberdorf
-------------------
Andover, Massachusetts
May 14, 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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                              Form 13F SUMMARY PAGE

                          REPORTING MANAGER: CMGI, Inc.


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  11
                                         --

Form 13F Information Table Value Total: $   70,459 (thousands)
                                         ---------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                           FORM 13F INFORMATION TABLE
                          REPORTING MANAGER: CMGI, Inc.




                                                    ITEM 4:      ITEM 5:
                                                     FAIR        SHARES                                          ITEM 8:
                            ITEM 2:   ITEM 3:       MARKET         OR            ITEM 6:                    VOTING AUTHORITY
         ITEM 1:           TITLE OF   CUSIP         VALUE      PRINCIPAL    SH/  INVESTMENT   ITEM 7:      (A)     (B)      (C)
      NAME OF ISSUER        CLASS     NUMBER        (000)        AMOUNT     PRN  DISCRETION  MANAGERS      SOLE   SHARED    NONE
CMGI, Inc.                    COM     125750109      353         261,642     SH     DEFINED                261,642
divine, inc.                  COM     255404105      527       1,053,187     SH       SOLE                1,053,187
Engage, Inc.                  COM     292827102     37,158     148,630,054   SH       SOLE               148,630,054
GLOBALMEDIA.COM               COM     37935A109        9        1,822,127    SH     DEFINED               1,822,127
MotherNature.com, Inc.        COM     61978K105       12        1,236,674    SH     DEFINED               1,236,674
NaviSite, Inc.                COM     63935M109     20,055     69,154,391    SH       SOLE               69,154,391
NexPrise, Inc.  (2)           COM     163595101      1,312       213,315     SH     DEFINED                213,315
PTEK Holdings, Inc.           COM     69366M104       154         37,500     SH     DEFINED                37,500
Techlabs, Inc. (1)            COM     87833L103       38         960,307     SH     DEFINED                960,307
Terra Networks, S.A.          COM                    1,114       142,966     SH     DEFINED                142,966
Vicinity Corporation          COM     925653107      9,736      4,636,422    SH     DEFINED               4,636,422



     1. Yesmail, Inc., a wholly owned subsidiary of CMGI, Inc., currently holds 12,500 shares of Techlabs, Inc. Pursuant to the Agreement for the Purchase and Sale of Assets, dated December 7, 1999, an additional 947,807 shares are issuable to Yesmail, Inc., but are not yet issued. The issuance of these shares is currently in dispute.

     2. These figures reflect NexPrise, Inc.'s April 22, 2002 1 for 15 reverse stock split.